Quarterly Financial Information - Summary of Gains and (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Restructuring costs, net (Note 2)	$ (1,700)	$ (3,600)	$ (2,600)	$ (2,600)	$ (2,900)	$ (500)	$ (1,100)	$ (200)	$ (16,876)	$ (7,593)	$ (5,877)
Trademark impairment loss (Note 7)			(23,500)		(1,200)				(38,000)	(2,000)
Patent litigation costs (Note 13)					(1,400)				(158)	(2,200)
Antitrust litigation costs (Note 13)						$ (100)			$ (44)	$ (198)	$ (1,228)